REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2025
REDEEMABLE NONCONTROLLING INTEREST
REDEEMABLE NONCONTROLLING INTEREST

18.  REDEEMABLE NONCONTROLLING INTEREST

Investment in Yiyun

As disclosed in Note 4, the Compamy acquired Yiyun. As part of the equity purchase agreement, the Sellers also prescribed two put options: (1) The Sellers have the option to sell all or partial of their remaining share interests in Yiyun Hongtu at the price calculated based on 10 times of the Yiyun’s EBITDA with adjustments of certain other assets and liabilities. Option (1) is exercisable from June 30, 2026 to June 30, 2030 or from the date when the Yiyun meets a specific operation target specified in the equity purchase agreement, if earlier; (2) The Sellers have the option to sell all the remaining shares at the price of RMB218.3 million deducting the price paid in exercising option (1). Option (2) is exercisable from January 1, 2028 to June 30, 2030.

The put options were considered to be embedded in the underlying noncontrolling interests and did not require bifurcation under ASC 815. The noncontrolling interests are classified as mezzanine equity because the put options permitted the Sellers to sell its equity interests to the Company for cash. The redeemable noncontrolling interest initially recorded at its fair value. Any accretion due to the redemption feature is determined after the attribution of net income or loss of the subsidiary pursuant to Subtopic 810-10.

Financing from Noncontrolling Interests

In the second half of 2025, the Company entered several agreements with certain third-party institutional investors for their investments in noncontrolling interests in certain subsidiaries of the Company, in the amount of RMB1,829,060 in total. The noncontrolling interests are redeemable for cash when various operational conditions are met, which are not events that are certain to occur. The Company’s redemption obligations are not solely within the control of the Company. The redeemable noncontrolling interests are classified as mezzanine equity on the balance sheets. Any accretion due to the redemption feature is determined after the attribution of net income or loss of the subsidiary pursuant to Subtopic 810-10.

18.  REDEEMABLE NONCONTROLLING INTEREST (CONTINUED)

Financing from Noncontrolling Interests (continued)

The change in the carrying amount of redeemable noncontrolling interests is as follows:

Redeemable
Non-
controlling
Interests
RMB
Balance at January 1, 2025
Initial recognition	1,790,060
Net income attributable to the redeemable noncontrolling interests	50,903
Accretion to redemption value of redeemable noncontrolling interests	4,929
Dividends to redeemable noncontrolling interests	(34,301)
Redemption of a redeemable noncontrolling interest	(100,000)
Balance at December 31, 2025	1,711,591